Loans (Details)	6 Months Ended
	Oct. 31, 2023 JPY (¥)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 JPY (¥)
Loans [Abstract]
Interest expenses	¥ 1,559,270	$ 10,295	¥ 588,049